Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	$ 5,148	$ 6,324
Liabilities	(3,317)	(3,630)
Deferred tax asset (liability)	1,831	2,694
IFRS 9 transitional adjustment			$ 406
Income statement	(871)	(670)
Other comprehensive income	183	(532)
Equity		(23)
Foreign exchange and other adjustments	114	(44)
Deferred tax asset (liability)	1,257	1,831
Assets	5,450	5,148
Liabilities	(4,193)	(3,317)
Deferred tax assets	4,632	4,450
Deferred tax liabilities	3,375	2,619
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	982	713
Deferred tax asset (liability)	982	713
IFRS 9 transitional adjustment			358
Income statement	45	(72)
Foreign exchange and other adjustments	(44)	(17)
Deferred tax asset (liability)	983	982
Assets	983	982
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,156	1,373
Deferred tax asset (liability)	1,156	1,373
Income statement	266	(203)
Foreign exchange and other adjustments	(8)	(14)
Deferred tax asset (liability)	1,414	1,156
Assets	1,414	1,156
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	492	1,282
Liabilities	(376)	(93)
Deferred tax asset (liability)	116	1,189
IFRS 9 transitional adjustment			(411)
Income statement	(386)	51
Other comprehensive income	544	(722)
Foreign exchange and other adjustments	147	9
Deferred tax asset (liability)	421	116
Assets	979	492
Liabilities	(558)	(376)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities	(1,271)	(1,182)
Deferred tax asset (liability)	(1,271)	(1,182)
Income statement	(303)	(104)
Foreign exchange and other adjustments	(47)	15
Deferred tax asset (liability)	(1,621)	(1,271)
Liabilities	(1,621)	(1,271)
Expense provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	629	643
Deferred tax asset (liability)	629	643
Income statement	(18)	19
Foreign exchange and other adjustments	39	(33)
Deferred tax asset (liability)	650	629
Assets	650	629
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,151	1,201
Deferred tax asset (liability)	1,151	1,201
Income statement	(185)	(68)
Foreign exchange and other adjustments	36	18
Deferred tax asset (liability)	1,002	1,151
Assets	1,002	1,151
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets		352
Liabilities	(1,387)	(1,387)
Deferred tax asset (liability)	(1,387)	(1,035)
Income statement	(149)	35
Other comprehensive income	30	25
Equity		(15)
Foreign exchange and other adjustments	(107)	(397)
Deferred tax asset (liability)	(1,613)	(1,387)
Liabilities	(1,613)	(1,387)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	738	760
Liabilities	(283)	(968)
Deferred tax asset (liability)	455	(208)
IFRS 9 transitional adjustment			$ 459
Income statement	(141)	(328)
Other comprehensive income	(391)	165
Equity		(8)
Foreign exchange and other adjustments	98	375
Deferred tax asset (liability)	21	455
Assets	422	738
Liabilities	$ (401)	$ (283)